UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-3578

AQUILA FUNDS TRUST

(formerly, Aquila Three Peaks High Income Fund)

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/23

Date of reporting period: 06/30/24

FORM N-CSRS

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report

June 30, 2024

NOT A PART OF THE SEMI-ANNUAL REPORT

Keeping a Long-Term Investment Perspective
July, 2024

Dear Fellow Shareholder:

Reflecting on the current state of the high-yield corporate bond and equity markets, one might say that each has fared well thus far in 2024. High-yield bonds have continued to offer investors attractive yields on a relative basis, and have generally delivered positive risk-adjusted total returns. Stock prices have generally remained strong, with several indices continuing to challenge historic high levels. Yet, market participants wonder what the rest of the year may have in store.

To be sure, financial markets remain largely driven by certain market conditions. Perhaps chief among them is the direction of interest rates. For fixed income investments, including high-yield bonds, there is a direct, inverse relationship between bond yields and valuations. Equities too are influenced by interest rates, both in terms of yields (as applicable), as well as the impact rates have on corporate earnings and, ultimately, stock valuations. Although expected, this dynamic has been further influenced by mounting uncertainty regarding interest rates and federal monetary policy.

The Federal Reserve (the “Fed”), which previously signaled a series of rate cuts in 2024, has instead adopted a wait-and-see approach — suggesting that interest rates may remain “higher for longer.” In the process, bond yields have generally remained elevated, offering income-oriented investors attractive yield opportunities. And as mentioned earlier, stock prices generally have continued to march forward. Nevertheless, investors concerned about volatility remain wary about their principal investments.

Thus, it’s reasonable to wonder what the foreseeable future may bring. Will the Fed decide to cut interest rates during 2024? How might bond yields and stock valuations be affected going forward? While no one has a crystal ball, of course, we believe it’s important to understand the current environment and prepare for what may lie ahead.

Potential Implications for Financial Markets

As mentioned earlier, short-term interest rates are largely driven by the monetary policy implemented by the Federal Reserve. A rather striking strategic change in its monetary policy has introduced added uncertainty for financial markets. For instance, at the Federal Open Market Committee (“FOMC”) meeting at the end of last year, the Fed indicated that it was prepared to begin implementing a series of rate cuts during 2024. However, citing stubborn inflation and stronger-than-expected economic data, the Fed has instead elected to hold rates steady and maintain the overnight federal funds rate (the rate that banks charge each other to borrow or lend excess reserves overnight) at its target range of 5.25% to 5.5%. June marked the seventh consecutive meeting that the Fed chose to leave rates unchanged, which kept the federal funds rate at its highest level in more than two decades.

NOT A PART OF THE SEMI-ANNUAL REPORT

Federal Reserve Chair Jerome Powell stated that he doesn’t anticipate the Fed cutting interest rates until it is confident inflation is moving sustainably downward. Mr. Powell added that gaining such confidence will likely take longer than previously expected, and that any further decisions regarding monetary policy will be considered on a meeting-by-meeting basis. Once again, this presents a sharp contrast to what the Fed had previously indicated. Therefore, financial markets have pivoted and are prepared for what appears may be a period of persistently higher interest rates.

Inflation (as measured by the Consumer Price Index) has fallen significantly from its peak of 9.1% in June 2022, yet currently (based on data released for May 2024) remains more than a percentage point above the Fed’s target rate of 2%. Lingering inflationary pressures continue to have effects on various aspects of the economy and do not go unnoticed by market observers. Meanwhile, the labor force has remained strong and remains one of the bright spots for the U.S. economy. According to the latest U.S. Bureau of Labor statistics, the national unemployment rate was 4.0% in May, keeping unemployment at or near its lowest level in nearly 50 years. Employment has remained strong in several industries across the economy, led by such sectors as health care, government, leisure and hospitality, professional, scientific and technical services, among others.

So, what does this mean for investors? Financial markets continue to take it all in and react accordingly. The current environment is clearly indicative of just how dependent both fixed income and equity investments are to changing market conditions. Whereas the markets had been prepared for potential interest rate reductions, they are now bracing for what could be a period of “higher for longer” rates — and with it, potential uncertainty.

High-Yield Corporate Bonds

High-yield bonds generally began the year on a positive note, continuing the strong rally that occurred toward the end of 2023. However, as the first quarter unfolded, bond valuations gave way to a prevailing increase in yields that swept across fixed income markets. Overall, high-yield bonds performed respectably on a relative basis, especially considering a significant amount of volatility among many fixed income asset classes, including U.S. Treasury securities. In addition to enduring interest rate volatility, U.S. Treasuries have experienced an inversion of the yield curve. Much of these conditions have come amid uncertainty about the direction of interest rates, and as investors appeared to gravitate toward shorter-term durations and investment alternatives.

Equities

Meanwhile, equity performance has been driven by a number of key factors, including a relatively strong corporate earnings cycle. Stock prices have generally maintained their gains, even as concerns over stubborn inflation, improved economic data and reduced expectations for interest rate cuts threatened market momentum. Further tempering stock valuations have been the geopolitical situations in Ukraine and the Middle East, along with fears of further escalation. While energy prices are lower on a relative basis, some worries about possible price volatility remain. Overall, there appears to be compelling demand for U.S. goods and services, which has provided positive fundamental support.

NOT A PART OF THE SEMI-ANNUAL REPORT

Assessing the Road Ahead

The economic backdrop seems to be plotting the roadmap for both bonds and stocks for the time being. Heightened market sensitivity to key economic data may continue in the interim, which could further contribute to uncertainty and volatility across financial markets. This backdrop has allowed the Federal Reserve to be patient with its monetary strategy and overall approach to managing interest rates. Predictions for interest rate reductions in 2024 have changed and vary among market pundits. Talk of possibly three rate cuts has muted to perhaps only one, if any. And the timing of any possible action is very much dependent on forthcoming economic indicators. One thing is for sure: Until such time, both the Federal Reserve and investors alike will be closely monitoring what transpires.

Looking forward, investors will likely also keep a watchful eye on leading economic indicators, such as consumer prices, unemployment, and corporate earnings, among others. And it’s not only about how the U.S. economy fares. In today’s growing global economy, events related to macroeconomic and geopolitical conditions around the world can have powerful and broad reaching influence. The unfortunate geopolitical tensions and potential for escalation abroad are troubling for global financial markets. And domestically, the presidential election cycle presents an additional consideration for the second half of 2024 and beyond.

Regardless of these and other macro market forces, we believe that with changing market conditions come opportunities. That’s why we also believe in the importance of maintaining a disciplined, long-term approach to investing.

Remain Focused on Your Long-Term Investment Goals

Although several questions and uncertainty persist, we remain cautiously optimistic for the financial markets ahead. Regardless of where markets are headed and what may transpire, Aquila Group of Funds continues to employ an actively-managed approach to both fixed income and equity investing.

As it pertains to high-yield bonds, your investment team remains focused on seeking to deliver high current income, while at the same time managing associated risks. Regarding equities, the team seeks to identify companies benefiting from positive change, with distinct characteristics, such as improving cash flows, earnings growth, hidden or unappreciated value, high management quality, and strong business models. With over 100 years of combined experience, your team of investment professionals applies a disciplined investment and research process that not only includes detailed analysis of companies owned in the Funds’ portfolios, but also seeks to uncover new opportunities within their respective markets.

Just as Aquila maintains a disciplined investment approach, we believe it’s critical for individuals to stay true to their investment objectives, time horizon and risk tolerance. And, we encourage you to consult with a financial professional to ensure your investment portfolio is aligned with your individual, long-term financial goals.

As was recently announced, the mutual funds within Aquila Funds Trust are expected to be reorganized under the terms of a definitive agreement with Cantor Fitzgerald Investment Advisors, LP. The Board of Trustees believes the proposed reorganizations are in the best interests of each Fund and its shareholders. For more details, please refer to the Supplement dated May 1, 2024 to your Funds’ Summary

NOT A PART OF THE SEMI-ANNUAL REPORT

Prospectus, Prospectus and Statement of Additional Information (click here to access the applicable document).

We would like to take this opportunity to personally express our deepest thanks and appreciation to you, our fellow shareholders, for your longstanding dedication and support. Since Aquila Management Corporation’s founding in 1984, we have remained steadfast in the commitment to our valued shareholders, associates, financial partners and everyone responsible for our mutual success throughout these many years.

Thank you as always for choosing to invest with Aquila Group of Funds.

Sincerely,

Pedro V. Marcal Lead Portfolio Manager Aquila Opportunity Growth Fund	Diana P. Herrmann President	David M. Schiffman Lead Portfolio Manager Aquila High Income Fund

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible. The market value of each Fund’s securities may rise or decline due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, political instability, recessions, inflation, changes in interest rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, sanctions or other government actions, market disruptions caused by tariffs, trade disputes or other factors, or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past decade, financial markets have experienced increased volatility, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of a Fund’s investments, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict such as between Russia and Ukraine or in the Middle East, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of a Fund’s investments.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of a Fund’s assets may go down.

NOT A PART OF THE SEMI-ANNUAL REPORT

Money market instruments or short-term debt securities held by a Fund for cash management or defensive purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If a Fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. In addition, the Fund will not earn income on the cash and the Fund’s yield will go down. If a significant amount of a Fund’s assets is used for cash management or defensive investing purposes, it will be more difficult for the Fund to achieve its investment objectives.

Aquila High Income Fund

The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or longer duration securities. In recent years, interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The Fund’s portfolio will typically include a high proportion, perhaps 100%, of high-yield / high-risk securities rated below investment grade and sometimes called “junk bonds”. In the event of a real or perceived decline in credit quality of an issuer, borrower, counterparty, or collateral, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. When interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Aquila Opportunity Growth Fund

The market prices of the Fund’s securities will be impacted by the risks associated with the financial condition and profitability of the underlying company, or by a default or downgrade of an issuer, obligor or counterparty to a financial contract with the Fund. Small and midsized companies are comparatively less well known and may have less trading in their shares than larger companies, may be more sensitive to changes in earnings results and investor expectations, may have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Fund’s portfolio managers think appropriate, and offer greater potential for gain and loss. The Fund has exposure to highly leveraged companies. Leverage can magnify equity performance in both positive and negative stock markets.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Funds’ historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

1 | Aquila Funds Trust

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2024 (unaudited)

1 | Aquila Funds Trust

Principal Amount	Corporate Bonds (94.3%)	Value
	Banking (2.5%)
	Comerica, Inc.
$2,000,000	2.500%, 07/23/24	$1,993,983

	Basic Industry (3.4%)
	Metals and Mining (2.2%)
	Cleveland-Cliffs, Inc.
1,750,000	6.750%, 04/15/30 144A	1,731,422

	Paper (1.2%)
	Mercer International, Inc.
975,000	5.500%, 01/15/26	946,043
	Total Basic Industry	2,677,465

	Capital Goods (7.3%)
	Aerospace/Defense (1.9%)
	TransDigm, Inc.
1,500,000	6.875%, 12/15/30 144A	1,531,275

	Building Materials (1.8%)
	Builders FirstSource, Inc.
1,503,000	5.000%, 03/01/30 144A	1,421,785

	Diversified Manufacturing (3.6%)
	Trinity Industries, Inc.
1,000,000	7.750%, 07/15/28 144A	1,035,205
	WESCO Distribution, Inc.
1,750,000	7.250%, 06/15/28 144A	1,781,392
		2,816,597
	Total Capital Goods	5,769,657

	Communications (3.9%)
	Cable Satellite (2.2%)
	Viasat, Inc.
1,800,000	5.625%, 09/15/25 144A	1,746,448

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2024 (unaudited)

2 | Aquila Funds Trust

Principal Amount	Corporate Bonds (continued)	Value
	Communications (continued)
	Media Entertainment (1.7%)
	ROBLOX Corp.
$1,500,000	3.875%, 05/01/30 144A	$1,332,743
	Total Communications	3,079,191

	Consumer Cyclical (27.5%)
	Automotive (5.7%)
	Allison Transmission, Inc.
1,250,000	5.875%, 06/01/29 144A	1,232,899
	Ford Motor Company
1,750,000	6.100%, 08/19/32	1,747,502
	JB Poindexter & Co., Inc.
1,500,000	8.750%, 12/15/31 144A	1,553,987
		4,534,388
	Consumer Cyclical Services (3.7%)
	Cars.com, Inc.
1,850,000	6.375%, 11/01/28 144A	1,817,303
	Cushman & Wakefield US Borrower LLC
1,100,000	6.750%, 05/15/28 144A	1,091,890
		2,909,193
	Gaming (5.5%)
	Caesars Entertainment, Inc.
1,500,000	6.500%, 02/15/32 144A	1,507,356
	Churchill Downs, Inc.
1,000,000	4.750%, 01/15/28 144A	955,143
	Penn Entertainment, Inc.
1,026,000	5.625%, 01/15/27 144A	990,545
	VICI Properties LP/VICI Note Co., Inc.
1,000,000	4.625%, 12/01/29 144A	946,374
		4,399,418
	Home Construction (2.5%)
	Century Communities, Inc.
1,925,000	6.750%, 06/01/27	1,935,439

	Leisure (5.1%)
	Live Nation Entertainment, Inc.
1,475,000	4.875%, 11/01/24 144A	1,468,880

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2024 (unaudited)

3 | Aquila Funds Trust

Principal Amount	Corporate Bonds (continued)	Value
	Consumer Cyclical (continued)
	Leisure (continued)
	Royal Caribbean Cruises Ltd.
$ 1,500,000	8.250%, 01/15/29 144A	$1,583,818
	Vail Resort, Inc.
1,000,000	6.500%, 05/15/32 144A	1,011,958
		4,064,656
	Restaurants (1.1%)
	Dave & Buster’s, Inc.
880,000	7.625%, 11/01/25 144A	884,383

	Retailers (3.9%)
	Bath & Body Works, Inc.
870,000	6.694%, 01/15/27	881,989
500,000	7.500%, 06/15/29	514,963
	QVC, Inc.
1,750,000	4.450%, 02/15/25	1,721,207
		3,118,159
	Total Consumer Cyclical	21,845,636

	Consumer Non-Cyclical (5.5%)
	Consumer Products (1.3%)
	Acushnet Co.
1,000,000	7.375%, 10/15/28 144A	1,036,270

	Food and Beverage (2.9%)
	Performance Food Group, Inc.
1,000,000	4.250%, 08/01/29 144A	910,408
	US Foods, Inc.
1,500,000	4.750%, 02/15/29 144A	1,422,720
		2,333,128
	Healthcare (1.3%)
	IQVIA, Inc.
1,000,000	6.500%, 05/15/30 144A	1,015,039
	Total Consumer Non-Cyclical	4,384,437

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2024 (unaudited)

4 | Aquila Funds Trust

Principal Amount	Corporate Bonds (continued)	Value
	Electric (1.3%)
	Midland Cogeneration Venture LP
$ 1,104,518	6.000%, 03/15/25 144A	$1,069,792

	Energy (15.2%)
	Independent (1.4%)
	Occidental Petroleum Corp.
1,000,000	7.500%, 05/01/31	1,103,231

	Midstream (9.6%)
	Buckeye Partners LP
714,000	4.350%, 10/15/24	709,301
	Cheniere Energy, Inc.
1,000,000	4.625%, 10/15/28	970,502
	Energy Transfer LP
1,100,000	5.750%, 04/01/25	1,096,742
	Global Partners LP/GLP Finance Corp.
1,175,000	7.000%, 08/01/27	1,179,731
	New Fortress Energy, Inc.
2,141,000	6.750%, 09/15/25 144A	2,078,364
	Venture Global LNG, Inc.
1,500,000	9.875%, 02/01/32 144A	1,632,638
		7,667,278
	Oil Field Services (4.2%)
	Transocean Titan Financing Ltd.
1,750,000	8.375%, 02/01/28 144A	1,806,152
	USA Compression Partners LP/USA Compression Finance Corp.
1,500,000	7.125%, 03/15/29 144A	1,511,412
		3,317,564
	Total Energy	12,088,073

	Finance Companies (2.9%)
	Fortress Transportation and Infrastructure Investors LLC
750,000	7.000%, 06/15/32 144A	760,610

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2024 (unaudited)

5 | Aquila Funds Trust

Principal Amount	Corporate Bonds (continued)	Value
	Finance Companies (continued)
	OneMain Finance Corp.
$ 1,500,000	9.000%, 01/15/29	$1,582,533
	Total Finance Companies	2,343,143

	Other Financial (1.5%)
	The Howard Hughes Corp.
1,230,000	5.375%, 08/01/28 144A	1,168,946

	Other Industrial (1.7%)
	Tutor Perini Corp.
1,250,000	11.875%, 04/30/29 144A	1,344,161

	REITs (6.4%)
	Other REITs (6.4%)
	RHP Hotel Properties LP/RHP Finance Corp.
1,265,000	4.500%, 02/15/29 144A	1,186,328
	Rithm Capital Corp.
2,163,000	6.250%, 10/15/25 144A	2,148,374
	XHR LP
1,800,000	6.375%, 08/15/25 144A	1,798,041
	Total REITs	5,132,743

	Technology (8.3%)
	Coherent Corp.
1,750,000	5.000%, 12/15/29 144A	1,656,156
	Elastic NV
1,500,000	4.125%, 07/15/29 144A	1,369,593
	Iron Mountain, Inc.
1,375,000	5.250%, 03/15/28 144A	1,330,483
	Iron Mountain Information Management Services, Inc.
1,000,000	5.000%, 07/15/32 144A	913,441
	Zoominfo Technologies LLC/Zoominfo Finance Corp.
1,500,000	3.875%, 02/01/29 144A	1,362,024
	Total Technology	6,631,697

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2024 (unaudited)

6 | Aquila Funds Trust

Principal Amount	Corporate Bonds (continued)		Value
	Transportation (6.9%)
	Airlines (2.9%)
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
$1,333,333	5.500%, 04/20/26 144A		$1,321,481
	United Airlines, Inc.
1,000,000	4.375%, 04/15/26 144A		966,007
			2,287,488
	Railroads (2.9%)
	Genesee & Wyoming, Inc.
750,000	6.250%, 04/15/32 144A		747,190
	Watco Cos. LLC / Watco Finance Corp.
1,550,000	6.500%, 06/15/27 144A		1,543,680
			2,290,870
	Transportation Services (1.1%)
	Cargo Aircraft Management, Inc.
1,000,000	4.750%, 02/01/28 144A		927,541
	Total Transportation		5,505,899
	Total Corporate Bonds (cost $75,231,957)		75,034,823

Shares	Short-Term Investment (4.3%)
3,373,544	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.18%* (cost $3,373,544)		3,373,544

	Total Investments (cost $78,605,501 - note 4)	98.6%	78,408,367
	Other assets less liabilities	1.4	1,131,745
	Net Assets	100.0%	$79,540,112

* The rate is an annualized seven-day yield at period end.

Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $58,651,658 or 73.7% of net assets.

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2024 (unaudited)

7 | Aquila Funds Trust

Portfolio Distribution	Percent of Investments
Aerospace/Defense	2.0%
Airlines	3.0
Automotive	6.0
Banking	2.7
Building Materials	1.9
Cable Satellite	2.3
Consumer Cyclical Services	3.9
Consumer Products	1.4
Diversified Manufacturing	3.8
Electric	1.4
Finance Companies	3.1
Food and Beverage	3.1
Gaming	5.9
Healthcare	1.3
Home Construction	2.6
Independent	1.5
Leisure	5.4
Media Entertainment	1.8
Metals and Mining	2.3
Midstream	10.2
Oil Field Services	4.4
Other Financial	1.6
Other Industrial	1.8
Other REITs	6.8
Paper	1.3
Railroads	3.1
Restaurants	1.2
Retailers	4.2
Technology	8.8
Transportation Services	1.2
100.0%

See accompanying notes to financial statements.

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2024 (unaudited)

8 | Aquila Funds Trust

Shares	Common Stocks (99.2%)	Market Value
	Communication Services (9.5%)
	Entertainment (4.7%)
16,000	Take-Two Interactive Software, Inc.+	$2,487,840
70,000	ROBLOX Corp.+	2,604,700
		5,092,540
	Interactive Media & Services (4.8%)
400,000	ZoomInfo Technologies, Inc.+	5,108,000
	Total Communication Services	10,200,540

	Consumer Discretionary (5.2%)
	Automobiles (0.6%)
50,000	Ford Motor Co.	627,000

	Hotels, Restaurants & Leisure (1.7%)
45,000	Caesars Entertainment, Inc.+	1,788,300

	Specialty Retail (2.9%)
4,000	Best Buy Co., Inc.	337,160
13,000	Dick’s Sporting Goods, Inc.	2,793,050
		3,130,210
	Total Consumer Discretionary	5,545,510

	Consumer Staples (1.6%)
	Food Products (1.6%)
7,000	Campbell Soup Co.	316,330
5,000	Kellanova	288,400
36,000	The Kraft Heinz Co.	1,159,920
		1,764,650
	Total Consumer Staples	1,764,650

	Energy (7.8%)
	Oil, Gas & Consumable Fuels (7.8%)
9,000	Diamondback Energy, Inc.	1,801,710
10,000	Marathon Oil Corp.	286,700
32,000	Occidental Petroleum Corp.	2,016,960
10,000	Phillips 66	1,411,700
14,000	Valero Energy Corp.	2,194,640
15,000	The Williams Cos, Inc.	637,500
		8,349,210
	Total Energy	8,349,210

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2024 (unaudited)

9 | Aquila Funds Trust

Shares	Common Stocks (continued)	Market Value
	Financials (9.2%)
	Banks (1.7%)
70,000	First Horizon Corp.	$1,103,900
53,000	Huntington Bancshares, Inc.	698,540
		1,802,440
	Capital Markets (4.9%)
9,000	The Bank of New York Mellon Corp.	539,010
9,000	Cboe Global Markets, Inc.	1,530,540
6,000	CME Group, Inc.	1,179,600
6,000	LPL Financial Holdings, Inc.	1,675,800
5,000	State Street Corp.	370,000
		5,294,950
	Insurance (2.6%)
40,000	MetLife, Inc.	2,807,600
	Total Financials	9,904,990

	Health Care (10.6%)
	Biotechnology (2.0%)
3,000	Biogen, Inc.+	695,460
13,000	BioMarin Pharmaceutical, Inc.+	1,070,290
4,166	Grail, Inc.+	64,032
3,000	Moderna, Inc.+	356,250
		2,186,032
	Health Care Equipment & Supplies (3.0%)
28,000	DexCom, Inc.+	3,174,640

	Health Care Providers & Services (1.6%)
3,000	McKesson Corp.	1,752,120

	Life Sciences Tools & Services (4.0%)
25,000	Illumina, Inc.+	2,609,500
8,000	IQVIA Holdings, Inc.+	1,691,520
		4,301,020
	Total Health Care	11,413,812

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2024 (unaudited)

10 | Aquila Funds Trust

Shares	Common Stocks (continued)	Market Value
	Industrials (11.5%)
	Aerospace & Defense (2.2%)
12,000	AeroVironment, Inc.+	$2,185,920
44,000	Archer Aviation, Inc.	154,880
		2,340,800
	Commercial Services & Supplies (2.2%)
12,000	Republic Services, Inc.	2,332,080

	Construction & Engineering (1.4%)
6,000	Quanta Services, Inc.	1,524,540

	Electrical Equipment (1.3%)
5,000	Rockwell Automation, Inc.	1,376,400

	Machinery (3.2%)
35,000	Allison Transmission Holdings, Inc.	2,656,500
6,000	Xylem, Inc.	813,780
		3,470,280
	Professional Services (1.2%)
5,000	Verisk Analytics, Inc.	1,347,750
	Total Industrials	12,391,850

	Information Technology (26.3%)
	Communications Equipment (3.3%)
10,000	Arista Networks, Inc.+	3,504,800

	Electronic Equipment/Instrument (2.6%)
39,000	Coherent Corp.+	2,825,940

	Semiconductors & Semiconductor Equipment (10.1%)
40,000	Ambarella, Inc.+	2,158,000
21,000	Arm Holdings PLC+	3,436,020
40,000	Micron Technology, Inc.	5,261,200
		10,855,220
	Software (10.2%)
9,000	Cadence Design Systems, Inc.+	2,769,750
21,000	Elastic NV+	2,392,110
50,000	Silvaco Group, Inc.+	899,000

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2024 (unaudited)

11 | Aquila Funds Trust

Shares	Common Stocks (continued)	Market Value
	Software (continued)
3,000	Synopsys, Inc.+	$1,785,180
8,000	Workday, Inc.+	1,788,480
7,000	Zscaler, Inc.+	1,345,330
		10,979,850
	Technology Hardware, Storage & Peripherals (0.1%)
15,000	IonQ, Inc.+	105,450
	Total Information Technology	28,271,260

	Materials (6.8%)
	Chemicals (1.2%)
8,000	Albemarle Corp.	764,160
5,000	LyondellBasell Industries NV	478,300
		1,242,460
	Construction Materials (1.5%)
3,000	Martin Marietta Materials, Inc.	1,625,400

	Metals & Mining (4.1%)
80,000	Barrick Gold Corp.	1,334,400
850,000	Lithium Americas Corp.+	2,278,000
6,000	Steel Dynamics, Inc.	777,000
		4,389,400
	Total Materials	7,257,260

	Real Estate (6.7%)
	Equity Real Estate Investment (3.7%)
20,000	Crown Castle, Inc.	1,954,000
70,000	VICI Properties, Inc.	2,004,800
		3,958,800
	Office REITS (1.1%)
10,000	Alexandria Real Estate Equities, Inc.	1,169,700

	Specialized REITS (1.9%)
6,000	American Tower Corp.	1,166,280
10,000	Iron Mountain, Inc.	896,200
		2,062,480
	Total Real Estate	7,190,980

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2024 (unaudited)

12 | Aquila Funds Trust

Shares	Common Stocks (continued)		Market Value
	Utilities (4.0%)
	Multi-Utilities (4.0%)
29,000	Public Service Enterprise Group, Inc.		$2,137,300
28,000	WEC Energy Group, Inc.		2,196,880
	Total Utilities		4,334,180
	Total Common Stocks (cost $84,741,597)		106,624,242

	Short-Term Investment (1.1%)
1,203,131	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.18%* (cost $1,203,131)		1,203,131

	Total Investments (cost $85,944,728 - note 4)	100.3%	107,827,373
	Other assets less liabilities	(0.3)	(292,108)
	Net Assets	100.0%	$107,535,265

	+ Non-income producing security.
	* The rate is an annualized seven-day yield at period end.

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2024 (unaudited)

13 | Aquila Funds Trust

See accompanying notes to financial statements.

Portfolio Distribution	Percent of Common Stocks
Aerospace & Defense	2.2%
Automobiles	0.6
Banks	1.7
Biotechnology	2.0
Capital Markets	5.0
Chemicals	1.2
Commercial Services & Supplies	2.2
Communications Equipment	3.3
Construction & Engineering	1.4
Construction Materials	1.5
Electrical Equipment	1.3
Electronic Equipment/Instrument	2.6
Entertainment	4.8
Equity Real Estate Investment	3.7
Food Products	1.7
Health Care Equipment & Supplies	3.0
Health Care Providers & Services	1.6
Hotels, Restaurants & Leisure	1.7
Insurance	2.6
Interactive Media & Services	4.8
Life Sciences Tools & Services	4.0
Machinery	3.3
Metals & Mining	4.1
Multi-Utilities	4.1
Office REITS	1.1
Oil, Gas & Consumable Fuels	7.8
Professional Services	1.3
Semiconductors & Semiconductor Equipment	10.2
Software	10.3
Specialized REITS	1.9
Specialty Retail	2.9
Technology Hardware, Storage & Peripherals	0.1
100.0%

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

YEAR ENDED DECEMBER 31, 2023

See accompanying notes to financial statements.

14 | Aquila Funds Trust

See accompanying notes to financial statements.

14 | Aquila Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2024 (unaudited)

	AQUILA HIGH INCOME FUND	AQUILA OPPORTUNITY GROWTH FUND
ASSETS
Investments at value (cost $78,605,501 and $85,944,728 respectively)	$78,408,367	$107,827,373
Receivable for interest and dividends	1,283,247	106,134
Receivable for Fund shares sold	57,911	58,689
Receivable from Manager	13,995	—
Other assets	63,382	64,679
Total assets	79,826,902	108,056,875
LIABILITIES
Payable for Fund shares redeemed	208,125	397,946
Dividends payable	35,870	10,685
Management fees payable	—	79,600
Distribution and service fees payable	140	225
Accrued expenses	42,655	33,154
Total liabilities	286,790	521,610
NET ASSETS	$79,540,112	$107,535,265
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$97,704	$23,324
Additional paid-in capital	88,975,576	72,055,730
Total distributable earnings (losses)	(9,533,168)	35,456,211
	$79,540,112	$107,535,265
CLASS A
Net Assets	$29,194,730	$55,467,027
Capital shares outstanding	3,588,414	1,274,628
Net asset value and redemption price per share	$8.14	$43.52
Maximum offering price per share (100/96 of $8.14 and 100/95.75 of $43.52, respectively, adjusted to the nearest cent)	$8.48	$45.45
CLASS C
Net Assets	$940,069	$1,384,722
Capital shares outstanding	115,519	51,427
Net asset value and redemption price per share	$8.14	$26.93
CLASS I
Net Assets	$555,877	$591,814
Capital shares outstanding	68,427	12,673
Net asset value, offering and redemption price per share	$8.12	$46.70
CLASS Y
Net Assets	$48,849,436	$50,091,702
Capital shares outstanding	5,998,020	993,709
Net asset value, offering and redemption price per share	$8.14	$50.41

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2024 (unaudited)

See accompanying notes to financial statements.

15 | Aquila Funds Trust

	AQUILA HIGH INCOME FUND	AQUILA OPPORTUNITY GROWTH FUND
Investment Income:
Interest income	$2,716,181	$62,013
Dividend income (net of foreign tax withheld of $0 and $4,000, respectively)	—	717,596
Total investment income	2,716,181	779,609

Expenses:
Management fees (note 3)	282,976	503,777
Distribution and service fees (note 3)	35,533	96,456
Legal fees	69,846	83,617
Trustees’ fees and expenses	66,973	83,677
Transfer and shareholder servicing agent fees (note 3)	66,019	83,829
Registration fees and dues	39,235	35,278
Fund accounting fees	23,385	20,099
Auditing and tax fees	9,712	12,753
Shareholders’ reports	9,219	12,897
Insurance	6,650	8,299
Compliance services (note 3)	5,851	5,852
Custodian fees	2,208	3,646
Line of credit commitment fee (note 9)	1,539	1,994
Miscellaneous	5,550	6,269
Total expenses	624,696	958,443
Management fee waived and/or reimbursed expenses (note 3)	(153,440)	—
Net expenses	471,256	958,443

Net investment income (loss)	2,244,925	(178,834)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	(290,964)	14,948,540
Change in unrealized appreciation (depreciation) on investments	338,461	(6,970,123)

Net realized and unrealized gain (loss) on investments	47,497	7,978,417
Net change in net assets resulting from operations	$2,292,422	$7,799,583

	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
OPERATIONS
Net investment income	$2,244,925	$4,382,117
Net realized gain (loss) from securities transactions	(290,964)	(3,670,772)
Change in unrealized appreciation (depreciation) on investments	338,461	7,662,642
Change in net assets resulting from operations	2,292,422	8,373,987

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares	(773,473)	(1,501,842)

Class C Shares	(21,030)	(43,925)

Class I Shares	(14,116)	(30,069)

Class Y Shares	(1,464,589)	(3,006,909)

Change in net assets from distributions	(2,273,208)	(4,582,745)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	5,081,947	18,111,171
Reinvested dividends and distributions	2,018,072	4,003,190
Cost of shares redeemed	(22,338,445)	(32,526,850)
Net decrease in net assets from capital share transactions	(15,238,426)	(10,412,489)
Change in net assets	(15,219,212)	(6,621,247)

NET ASSETS:
Beginning of period	94,759,324	101,380,571
End of period	$79,540,112	$94,759,324

AQUILA HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

See accompanying notes to financial statements.

16 | Aquila Funds Trust

See accompanying notes to financial statements.

17 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
OPERATIONS
Net investment income (loss)	$(178,834)	$173,690
Net realized gain (loss) from securities transactions	14,948,540	(898,526)
Change in unrealized appreciation (depreciation) on investments	(6,970,123)	14,413,404
Change in net assets resulting from operations	7,799,583	13,688,568

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares	(62,583)	—

Class C Shares	—	—

Class I Shares	(843)	—

Class Y Shares	(110,279)	—

Change in net assets from distributions	(173,705)	—

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	2,028,746	8,342,991
Reinvested dividends and distributions	163,020	—
Cost of shares redeemed	(20,195,506)	(34,742,625)
Net decrease in net assets from capital share transactions	(18,003,740)	(26,399,634)
Change in net assets	(10,377,862)	(12,711,066)

NET ASSETS:
Beginning of period	117,913,127	130,624,193
End of period	$107,535,265	$117,913,127

18 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2024 (unaudited)

1. Organization

Aquila Funds Trust (the “Trust”), a Massachusetts business trust, is comprised of two series: Aquila High Income Fund and Aquila Opportunity Growth Fund (each, a “Fund”). Each Fund is an open-end diversified investment company. Aquila High Income Fund’s objective is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. Aquila Opportunity Growth Fund seeks capital appreciation whereby it invests primarily in the equity securities of companies located throughout the United States.

Both Funds are authorized to issue an unlimited number of shares and offer four classes of shares: Class A, Class C, Class I and Class Y Shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Shareholders who purchase $1 million or more of Class A Shares do not pay an initial sales charge but may pay a contingent deferred sales charge of up to 1% for redemption within 18 months of purchase. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. If you redeem Class C Shares before you have held them for 12 months from the date of purchase you will pay a contingent deferred sales charge (“CDSC”); this charge is 1%, calculated on the net asset value of the Class C Shares at the time of purchase or at redemption, whichever is less. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no CDSC and no distribution fee. While each Fund registered Class F Shares effective April 3, 2017, there were no Class F Shares outstanding as of June 30, 2024.

All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by both Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2024 (unaudited)

19 | Aquila Funds Trust

a)Portfolio valuation: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system. Securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price. All other securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. With respect to Aquila High Income Fund, in the case of securities for which market quotations are readily available, securities are valued at the bid price. For purposes of the 1940 Act, a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Rule 2a-5 under the 1940 Act provides that in the event that market quotations are not readily available, such securities must be valued at their fair value as determined in good faith by each Fund’s Board of Trustees. Rule 2a-5 further provides that the Board may choose to designate a “valuation designee” to perform the fair value determination. The Aquila Funds Trust Board has designated Aquila Investment Management LLC as the valuation designee (the “Valuation Designee”) to determine the fair value of Fund securities in good faith. Aquila Investment Management LLC, as Valuation Designee, selects an appropriate methodology or methodologies for determining and calculating the fair value of Fund investments and applies such methodology or methodologies in a consistent manner, including specifying the key inputs and assumptions specific to each asset class or portfolio holding.

b)Fair value measurements: Both Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the respective Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2024 (unaudited)

20 | Aquila Funds Trust

The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the respective Fund’s net assets as of June 30, 2024:

Valuation Inputs	AQUILA HIGH INCOME FUND	AQUILA OPPORTUNITY GROWTH FUND
	Investments in Securities*
Level 1 – Quoted Prices – Common Stocks, Mutual Funds, and Short-Term Investments	$3,373,544	$107,827,373
Level 2 – Other Significant Observable Inputs	75,034,823	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$78,408,367	$107,827,373

* See schedule of investments for a detailed listing of securities.

c)Subsequent events: In preparing these financial statements, events and transactions have been evaluated for potential recognition or disclosure through the date these financial statements were issued.

d)Securities transactions and related investment income: Securities transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

e)Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax position for each of the open tax years (2020-2022) or expected to be taken in the Funds’ 2023 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2024 (unaudited)

21 | Aquila Funds Trust

h)Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2023, there were no items for either Fund identified that have been reclassified among components of net assets.

i)Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services-Investment Companies".

3. Fees and Related Party Transactions

a)Management Arrangements:

Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for each Fund under an Advisory and Administration Agreement with the Fund. Under each Advisory and Administrative Agreement, the Manager provides all portfolio management and administrative services to the respective Fund. The Manager’s services include providing the offices of the Funds and all related services and overseeing all the various support organizations to the Funds such as the transfer and shareholder servicing agent, custodian, legal counsel, fund accounting agent, pricing agent, auditors and distributor.

The Manager has contractually undertaken to waive fees and/or reimburse expenses of Aquila High Income Fund (other than portfolio transaction and other investment related costs, prime broker fees and expenses, interest, taxes and extraordinary expenses, dividend expenses related to short sales if any, and acquired fund fees and expenses) so that total Fund expenses will not exceed 1.20% for Class A shares, 1.99% for Class C shares, 0.95% for Class F Shares, 1.27% for Class I Shares and 1.00% for Class Y Shares. These expense limitations are in effect until April 30, 2025 and the arrangement may not be terminated without the approval of the Board of Trustees. For the six months ended June 30, 2024, the Fund incurred management fees of $282,976 of which $153,440 was waived. If total annual Fund operating expenses of any class in a fiscal year are less than the respective expense caps described above, as well as below the expense cap which was in place at the time of the reimbursed expenses or waived fees, the Manager may recover the difference between the total annual Fund operating expenses of the class and the respective expense cap, up to, but not more than, the amount, if any, by which reimbursed expenses and waived fees over the preceding rolling three year period have not been paid by the Fund to the Manager.

For its services to Aquila Opportunity Growth Fund, the Manager was entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.90% on the Fund’s net assets up to $100 million, 0.85% on such assets above $100 million up to $250 million, and 0.80% on assets above $250 million.

Under a Compliance Agreement with the Manager, the Manager is compensated by the Funds for compliance related services provided to enable the Funds to comply with Rule 38a-1 of the Investment Company Act of 1940.

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2024 (unaudited)

22 | Aquila Funds Trust

Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Funds' Prospectus and Statement of Additional Information.

b)Distribution and Service Fees:

The Funds have adopted Distribution Plans (each a “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plans, with respect to Class A Shares, the Funds are authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the respective Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts.

For the six months ended June 30, 2024, these payments were as follows:

	Annual Distribution Fee Rate on Class A	Distribution Fees on Class A	Amount Retained by Distributor
Aquila High Income Fund	0.20%	$ 30,308	$ 1,530
Aquila Opportunity Growth Fund	0.30%	$ 86,193	$ 3,620

Under another part of the Plan, the Funds are authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the respective Fund’s average net assets represented by Class C Shares. In addition, under a Shareholder Services Plan, the Funds are authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the respective Fund’s average net assets represented by Class C Shares.

For the six months ended June 30, 2024, these payments were as follows:

	Qualified Recipients Fees on Class C	Shareholder Services Fee on Class C	Amount Retained by Distributor
Aquila High Income Fund	$ 3,667	$ 1,222	$ 1,214
Aquila Opportunity Growth Fund	$ 7,456	$ 2,485	$ 2,476

Under another part of the Plan, the Funds are authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the respective Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Funds have a Shareholder Services Plan under which each Fund may pay service fees of not more than 0.25% of the average annual net assets of the respective Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets.

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2024 (unaudited)

23 | Aquila Funds Trust

With respect to Aquila High Income Fund, for the six months ended June 30, 2024, these payments were made at the average annual rate of 0.37% (0.12% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $1,036 of which $336 related to the Plan and $700 related to the Shareholder Services Plan.

With respect to Aquila Opportunity Growth Fund, for the six months ended June 30, 2024, these payments were made at the average annual rate of 0.36% (0.11% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $1,055 of which $322 related to the Plan and $733 related to the Shareholder Services Plan.

Specific details about the Plans are more fully defined in the Funds' Prospectus and Statement of Additional Information.

Under Distribution Agreements, the Distributor serves as the exclusive distributor of the Funds' shares. Through agreements between the Distributor and various broker-dealers or other financial intermediaries (such as a bank or financial advisor), Fund shares are sold primarily through the facilities of these financial intermediaries with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended June 30, 2024, Aquila High Income Fund's total commissions on sales of Class A Shares amounted to $1,713 of which the Distributor received $450. For the six months ended June 30, 2024, Aquila Opportunity Growth Fund's total commissions on sales of Class A Shares amounted to $5,192 of which the Distributor received $613.

c)Transfer and shareholder servicing fees:

The Funds compensate certain financial intermediaries in connection with sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the respective Fund and certain shareholders; and (ii) the payments that the respective Fund would make to another entity to perform the same ongoing services to existing shareholders.

4. Purchases and Sales of Securities

Aquila High Income Fund

During the six months ended June 30, 2024, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $16,072,380 and $30,765,387, respectively.

At June 30, 2024, the aggregate tax cost for all securities was $78,791,945. At June 30, 2024, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $635,408 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,018,986 for a net unrealized depreciation of $383,578.

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2024 (unaudited)

24 | Aquila Funds Trust

Aquila Opportunity Growth Fund

During the six months ended June 30, 2024, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $34,909,003 and $51,726,209, respectively.

At June 30, 2024, the aggregate tax cost for all securities was $86,795,604. At June 30, 2024, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $26,283,885 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $4,401,240 for a net unrealized appreciation of $21,882,645.

5. Portfolio Orientation

Aquila High Income Fund may invest up to 100% in high-yield/high-risk bonds, also known as “junk bonds”. High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

Aquila Opportunity Growth Fund may invest no less than 70% of its net assets in equity securities believed to have the potential for capital appreciation. The Fund may invest in a range of stock market capitalizations that could include small-cap, mid-cap, and large cap. Thus the Fund may invest in common stocks without regard to whether they could be described as “growth” or “value”.

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2024 (unaudited)

25 | Aquila Funds Trust

	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	74,149	$600,948	390,650	$3,094,440
Reinvested distributions	86,309	699,532	170,936	1,351,964
Cost of shares redeemed	(484,625)	(3,924,620)	(1,184,456)	(9,355,639)
Net Change	(324,167)	(2,624,140)	(622,870)	(4,909,235)
Class C Shares
Proceeds from shares sold	11,462	92,919	27,580	218,949
Reinvested distributions	2,427	19,680	5,368	42,446
Cost of shares redeemed	(29,261)	(237,248)	(72,165)	(569,210)
Net Change	(15,372)	(124,649)	(39,217)	(307,815)
Class I Shares
Proceeds from shares sold	371	3,001	995	7,843
Reinvested distributions	1,483	12,003	3,192	25,216
Cost of shares redeemed	(11,221)	(90,621)	(27,375)	(216,025)
Net Change	(9,367)	(75,617)	(23,188)	(182,966)
Class Y Shares
Proceeds from shares sold	540,865	4,385,079	1,869,993	14,789,939
Reinvested distributions	158,646	1,286,857	326,344	2,583,564
Cost of shares redeemed	(2,230,456)	(18,085,956)	(2,838,986)	(22,385,976)
Net Change	(1,530,945)	(12,414,020)	(642,649)	(5,012,473)
Total transactions in Fund shares	(1,879,851)	$(15,238,426)	(1,327,924)	$(10,412,489)

6. Capital Share Transactions

Transactions in Capital Shares of the Funds were as follows:

Aquila High Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2024 (unaudited)

26 | Aquila Funds Trust

	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	16,257	$680,963	72,561	$2,711,892
Reinvested distributions	1,340	58,306	—	—
Cost of shares redeemed	(227,825)	(9,575,775)	(399,273)	(14,817,808)
Net Change	(210,228)	(8,836,506)	(326,712)	(12,105,916)
Class C Shares
Proceeds from shares sold	4,150	105,467	2,495	58,114
Reinvested distributions	—	—	—	—
Cost of shares redeemed	(52,231)	(1,375,652)	(103,616)	(2,413,028)
Net Change	(48,081)	(1,270,185)	(101,121)	(2,354,914)
Class I Shares
Proceeds from shares sold	1,569	68,072	3,288	129,777
Reinvested distributions	17	796	—	—
Cost of shares redeemed	(4,275)	(186,153)	(21,214)	(853,168)
Net Change	(2,689)	(117,285)	(17,926)	(723,391)
Class Y Shares
Proceeds from shares sold	24,100	1,174,244	126,665	5,443,207
Reinvested distributions	2,061	103,918	—	—
Cost of shares redeemed	(184,776)	(9,057,926)	(389,405)	(16,658,620)
Net Change	(158,615)	(7,779,764)	(262,740)	(11,215,413)
Total transactions in Fund shares	(419,613)	$(18,003,740)	(708,499)	$(26,399,634)

7. Income Tax Information and Distributions

Aquila High Income Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Aquila Opportunity Growth Fund declares distributions to shareholders from net investment income, if any, and from net realized capital gains, if any, on at least an annual basis. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, or in cash, at the shareholder’s option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These book/tax differences are either considered temporary

Aquila Opportunity Growth Fund

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2024 (unaudited)

27 | Aquila Funds Trust

or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

At December 31, 2023, Aquila High Income Fund had capital loss carryover of $7,911,835 of which $2,739,894 retains its character of short-term and $5,171,941 retains its character of long-term; both have no expiration. At December 31, 2023, Aquila Opportunity Growth Fund had capital loss carryover of $361,672 which retains its character of short-term.

The tax character of distributions:

	Aquila High Income Fund		Aquila Opportunity Growth Fund
	Year Ended December 31,		Year Ended December 31,
	2023	2022	2023	2022
Ordinary Income	$4,582,745	$5,212,115	$—	$1,547,859
Long term capital gain	—	—	—	10,759,069
	$4,582,745	$5,212,115	$—	$12,306,928

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Aquila High Income Fund	Aquila Opportunity Growth Fund
Ordinary Income	$2,549	$173,690
Accumulated net realized gain (loss)	(7,911,835)	(361,672)
Post-October losses	(651,212)	—
Unrealized appreciation (depreciation)	(991,884)	28,018,315
	$(9,552,382)	$27,830,333

For both Funds, the difference between cost and unrealized appreciation for financial statements and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions. As of December 31, 2023, Aquila High Income Fund incurred post-October losses of $651,212 and elected to defer such capital losses. Capital losses incurred after October 31st within the fiscal year are deemed to arise on the first business day of the following year for tax purposes.

8. Securities Traded on a When-Issued Basis

Aquila High Income Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for the other securities.

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2024 (unaudited)

28 | Aquila Funds Trust

9. Credit Facility

Since August 30, 2017, Bank of New York Mellon and the Aquila Group of Funds (comprised of nine funds) have been parties to a $40 million credit agreement, which currently terminates on August 24, 2024 (per the August 24, 2023 amendment). This credit agreement was terminated on June 28, 2024. It was noted that the Funds had never borrowed under the agreement since its inception in 2017. In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit, each fund was responsible for payment of its proportionate share of

a) a 0.17% per annum commitment fee; and,

b) interest on amounts borrowed for temporary or emergency purposes by the fund (at the applicable per annum rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the adjusted daily simple Secured Overnight Financing Rate (“SOFR”) plus 1% or (ii) the sum of the higher of (a) the Prime Rate, (b) the Federal Funds Effective Rate, or (c) the adjusted daily simple Secured Overnight Financing Rate (“SOFR”) plus 1%).

There were no borrowings under the credit agreement during the six months ended June 30, 2024.

10. Risks

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Funds’ securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, political instability, recessions, inflation, changes in interest rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, sanctions or other government actions, market disruptions caused by tariffs, trade disputes or other factors, or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past decade, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Inflation and interest rates have increased and may rise further. These circumstances could adversely

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2024 (unaudited)

29 | Aquila Funds Trust

affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict such as between Russia and Ukraine or in the Middle East, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Funds’ investments may be negatively affected. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, nonperformance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Funds’ investments.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Funds’ assets may go down.

The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or longer duration securities. In recent years, interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale and could also result in increased redemptions from fixed income funds.

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2024 (unaudited)

30 | Aquila Funds Trust

Investments in the Funds are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. The market price of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Companies having market capitalization of middle to smaller size are comparatively less well known and may have less trading in their shares than larger companies. Compared to large companies, small-and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Fund’s Manager thinks appropriate, and offer greater potential for gain and loss. The Funds may invest in companies that are highly leveraged. Leverage can magnify the impact of adverse economic, political, regulatory and other developments on a company’s operations and market value.

These risks may result in share price volatility.

11. Recent Event

On March 12, 2024, the Manager and Cantor Fitzgerald Investment Advisors, LP (“Cantor”) announced that they have entered into a definitive agreement for the Manager to sell assets used in its investment advisory business relating to the Funds to Cantor (the “transaction”).

Under the terms of the agreement, subject to Fund shareholder approval, each of the Funds are expected to be reorganized into a newly created series of Cantor Select Portfolios Trust (each, a “Reorganization” and collectively, the “Reorganizations”), and subsequently will be advised by Cantor and sub-advised by Smith Group Asset Management, LLC. The Board of Trustees of the Trust (the “Board”) has unanimously approved each of the proposed Reorganizations. The proposed Reorganizations are listed below:

Aquila Funds	Acquiring Cantor Funds
Aquila High Income Fund	Cantor Fitzgerald High Income Fund
Aquila Opportunity Growth Fund	Cantor Fitzgerald Opportunity Growth Fund

Each Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the applicable Fund. If all conditions are satisfied and approvals obtained, the transaction and proposed Reorganizations are expected to close in the third quarter of 2024. The solicitation of proxies to effect each Reorganization is being made by a final, effective Registration Statement on Form N-14, which includes a definitive Proxy Statement/Prospectus, which was declared effective by the Securities and Exchange Commission (the “SEC”). Fund

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2024 (unaudited)

31 | Aquila Funds Trust

shareholders are urged to read the Proxy Statement/Prospectus relating to the Reorganization of their Fund and other documents filed with the SEC carefully and in their entirety. The Proxy Statement/Prospectus contains information with respect to the investment objectives, risks, charges and expenses of the Cantor Funds and other important information that Fund shareholders should carefully consider.

32 | Aquila Funds Trust

See accompanying notes to financial statements.

AQUILA HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

(1)  Per share amounts have been calculated using the daily average shares method.

(2)  Not annualized.

(3)  Annualized.

For a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/24 (unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.13	$7.81	$8.61	$8.69	$8.39	$8.12
Income (loss) from investment operations:
Net investment income(1)	0.20	0.34	0.30	0.30	0.30	0.27
Net gain (loss) on securities (both realized and unrealized)	0.01	0.34	(0.77)	—	0.33	0.31
Total from investment operations	0.21	0.68	(0.47)	0.30	0.63	0.58
Less distributions (note 7):
Dividends from net investment income	(0.20)	(0.36)	(0.33)	(0.34)	(0.33)	(0.31)
Distributions from capital gains	—	—	—	(0.04)	—	—
Total distributions	(0.20)	(0.36)	(0.33)	(0.38)	(0.33)	(0.31)
Net asset value, end of period	$8.14	$8.13	$7.81	$8.61	$8.69	$8.39
Total return (not reflecting sales charge)	2.69%(2)	8.94%	(5.49)%	3.57%	7.74%	7.16%
Ratios/supplemental data
Net assets, end of period (in thousands)	$29,195	$31,807	$35,419	$39,082	$39,982	$41,876
Ratio of expenses to average net assets	1.20%(3)	1.20%	1.19%	1.18%	1.21%	1.20%
Ratio of net investment income to average net assets	5.04%(3)	4.35%	3.69%	3.51%	3.60%	3.24%
Portfolio turnover rate	20%(2)	34%	9%	118%	347%	124%

Expense and net investment income ratios without the effect of the contractual fee waiver, as well as additional voluntary fee waivers and/or reimbursed expenses, were (note 3):

Ratio of expenses to average net assets	1.56%(3)	1.42%	1.40%	1.18%	1.21%	1.20%
Ratio of investment income to average net assets	4.68%(3)	4.13%	3.48%	3.51%	3.60%	3.24%

33 | Aquila Funds Trust

AQUILA HIGH INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

See accompanying notes to financial statements.

(1)  Per share amounts have been calculated using the daily average shares method.

(2)  Not annualized.

(3)  Annualized.

For a share outstanding throughout each period

	Class C
	Six Months Ended 6/30/24 (unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.13	$7.81	$8.61	$8.70	$8.39	$8.12
Income (loss) from investment operations:
Net investment income(1)	0.17	0.28	0.23	0.24	0.23	0.20
Net gain (loss) on securities (both realized and unrealized)	0.01	0.34	(0.77)	(0.01)	0.34	0.31
Total from investment operations	0.18	0.62	(0.54)	0.23	0.57	0.51
Less distributions (note 7):
Dividends from net investment income	(0.17)	(0.30)	(0.26)	(0.28)	(0.26)	(0.24)
Distributions from capital gains	—	—	—	(0.04)	—	—
Total distributions	(0.17)	(0.30)	(0.26)	(0.32)	(0.26)	(0.24)
Net asset value, end of period	$8.14	$8.13	$7.81	$8.61	$8.70	$8.39
Total return (not reflecting CDSC)	2.29%(2)	8.08%	(6.24)%	2.62%	7.00%	6.31%
Ratios/supplemental data
Net assets, end of period (in thousands)	$940	$1,064	$1,329	$2,970	$4,256	$4,833
Ratio of expenses to average net assets	2.00%(3)	2.00%	2.00%	1.98%	2.01%	1.99%
Ratio of net investment income to average net assets	4.24%(3)	3.54%	2.83%	2.72%	2.79%	2.44%
Portfolio turnover rate	20%(2)	34%	9%	118%	347%	124%

Expense and net investment income ratios without the effect of the contractual fee waiver, as well as additional voluntary fee waivers and/or reimbursed expenses, were (note 3):

Ratio of expenses to average net assets	2.36%(3)	2.21%	2.17%	1.98%	2.01%	1.99%
Ratio of investment income to average net assets	3.88%(3)	3.32%	2.66%	2.72%	2.79%	2.44%

34 | Aquila Funds Trust

AQUILA HIGH INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

See accompanying notes to financial statements.

(1)    Per share amounts have been calculated using the daily average shares method.

(2)    Not annualized.

(3)    Annualized.

For a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/24 (unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.12	$7.80	$8.61	$8.70	$8.39	$8.12
Income (loss) from investment operations:
Net investment income(1)	0.20	0.34	0.29	0.30	0.30	0.26
Net gain (loss) on securities (both realized and unrealized)	—	0.33	(0.78)	(0.01)	0.34	0.31
Total from investment operations	0.20	0.67	(0.49)	0.29	0.64	0.57
Less distributions (note 7):
Dividends from net investment income	(0.20)	(0.35)	(0.32)	(0.34)	(0.33)	(0.30)
Distributions from capital gains	—	—	—	(0.04)	—	—
Total distributions	(0.20)	(0.35)	(0.32)	(0.38)	(0.33)	(0.30)
Net asset value, end of period	$8.12	$8.12	$7.80	$8.61	$8.70	$8.39
Total return	2.53%(2)	8.87%	(5.70)%	3.37%	7.79%	7.08%
Ratios/supplemental data
Net assets, end of period (in thousands)	$556	$631	$788	$926	$1,239	$1,174
Ratio of expenses to average net assets	1.26%(3)	1.27%	1.28%	1.25%	1.28%	1.27%
Ratio of net investment income to average net assets	4.98%(3)	4.28%	3.59%	3.42%	3.56%	3.16%
Portfolio turnover rate	20%(2)	34%	9%	118%	347%	124%

Expense and net investment income ratios without the effect of the contractual fee waiver, as well as additional voluntary fee waivers and/or reimbursed expenses, were (note 3):

Ratio of expenses to average net assets	1.58%(3)	1.46%	1.46%	1.25%	1.28%	1.27%
Ratio of investment income to average net assets	4.66%(3)	4.10%	3.41%	3.42%	3.56%	3.16%

35 | Aquila Funds Trust

AQUILA HIGH INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

See accompanying notes to financial statements.

(1)  Per share amounts have been calculated using the daily average shares method.

(2)  Not annualized.

(3)  Annualized.

For a share outstanding throughout each period

	Class Y
	Six Months Ended 6/30/24 (unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.14	$7.81	$8.61	$8.69	$8.40	$8.13
Income (loss) from investment operations:
Net investment income(1)	0.21	0.36	0.31	0.32	0.32	0.29
Net gain (loss) on securities (both realized and unrealized)	—	0.35	(0.77)	—	0.32	0.30
Total from investment operations	0.21	0.71	(0.46)	0.32	0.64	0.59
Less distributions (note 7):
Dividends from net investment income	(0.21)	(0.38)	(0.34)	(0.36)	(0.35)	(0.32)
Distributions from capital gains	—	—	—	(0.04)	—	—
Total distributions	(0.21)	(0.38)	(0.34)	(0.40)	(0.35)	(0.32)
Net asset value, end of period	$8.14	$8.14	$7.81	$8.61	$8.69	$8.40
Total return	2.67%(2)	9.29%	(5.30)%	3.77%	7.82%	7.37%
Ratios/supplemental data
Net assets, end of period (in thousands)	$48,849	$61,257	$63,845	$120,120	$136,978	$123,094
Ratio of expenses to average net assets	1.00%(3)	1.00%	1.00%	0.98%	1.01%	1.00%
Ratio of net investment income to average net assets	5.24%(3)	4.56%	3.86%	3.71%	3.81%	3.44%
Portfolio turnover rate	20%(2)	34%	9%	118%	347%	124%

Expense and net investment income ratios without the effect of the contractual fee waiver, as well as additional voluntary fee waivers and/or reimbursed expenses, were (note 3):

Ratio of expenses to average net assets	1.35%(3)	1.22%	1.18%	0.98%	1.01%	1.00%
Ratio of investment income to average net assets	4.89%(3)	4.34%	3.67%	3.71%	3.81%	3.44%

See accompanying notes to financial statements.

36 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND

FINANCIAL HIGHLIGHTS

(1)  Per share amounts have been calculated using the daily average shares method.

(2)  Not annualized.

(3)  Annualized.

For a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/24 (unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$40.70	$36.22	$46.98	$51.86	$50.62	$40.84
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.09)	0.01	(0.08)	(0.48)	(0.29)	(0.17)
Net gain (loss) on securities (both realized and unrealized)	2.96	4.47	(6.97)	10.56	3.94	14.50
Total from investment operations	2.87	4.48	(7.05)	10.08	3.65	14.33
Less distributions (note 7):
Dividends from net investment income	(0.05)	—	—	—	—	—
Distributions from capital gains	—	—	(3.71)	(14.96)	(2.41)	(4.55)
Total distributions	(0.05)	—	(3.71)	(14.96)	(2.41)	(4.55)
Net asset value, end of period	$43.52	$40.70	$36.22	$46.98	$51.86	$50.62
Total return (not reflecting sales charge)	7.05%(2)	12.37%	(15.25)%	21.53%	7.39%	35.47%
Ratios/supplemental data
Net assets, end of period (in thousands)	$55,467	$60,429	$65,619	$86,364	$76,508	$94,879
Ratio of expenses to average net assets	1.83%(3)	1.75%	1.67%	1.49%	1.54%	1.49%
Ratio of net investment income (loss) to average net assets	(0.45%)(3)	0.02%	(0.19)%	(0.88)%	(0.63)%	(0.35)%
Portfolio turnover rate	31%(2)	107%	102%	99%	69%	88%

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

YEAR ENDED DECEMBER 31, 2023

See accompanying notes to financial statements.

37 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

(1)  Per share amounts have been calculated using the daily average shares method.

(2)  Not annualized.

(3)  Annualized.

For a share outstanding throughout each period

	Class C
	Six Months Ended 6/30/24 (unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.24	$22.63	$31.15	$39.10	$39.00	$32.49
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.14)	(0.16)	(0.27)	(0.65)	(0.47)	(0.41)
Net gain (loss) on securities (both realized and unrealized)	1.83	2.77	(4.54)	7.66	2.98	11.47
Total from investment operations	1.69	2.61	(4.81)	7.01	2.51	11.06
Less distributions (note 7):
Dividends from net investment income	—	—	—	—	—	—
Distributions from capital gains	—	—	(3.71)	(14.96)	(2.41)	(4.55)
Total distributions	—	—	(3.71)	(14.96)	(2.41)	(4.55)
Net asset value, end of period	$26.93	$25.24	$22.63	$31.15	$39.10	$39.00
Total return (not reflecting CDSC)	6.70%(2)	11.53%	(15.81)%	20.64%	6.67%	34.51%
Ratios/supplemental data
Net assets, end of period (in thousands)	$1,365	$2,512	$4,539	$14,321	$23,795	$36,697
Ratio of expenses to average net assets	2.50%(3)	2.44%	2.34%	2.19%	2.24%	2.20%
Ratio of net investment income (loss) to average net assets	(1.05%)(3)	(0.68)%	(0.97)%	(1.61)%	(1.34)%	(1.05)%
Portfolio turnover rate	31%(2)	107%	102%	99%	69%	88%

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

YEAR ENDED DECEMBER 31, 2023

See accompanying notes to financial statements.

38 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

(1)  Per share amounts have been calculated using the daily average shares method.

(2)  Not annualized.

(3)  Annualized.

For a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/24 (unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$43.67	$38.84	$50.04	$54.36	$52.90	$42.49
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.08)	0.02	(0.09)	(0.48)	(0.27)	(0.14)
Net gain (loss) on securities (both realized and unrealized)	3.18	4.81	(7.40)	11.12	4.14	15.10
Total from investment operations	3.10	4.83	(7.49)	10.64	3.87	14.96
Less distributions (note 7):
Dividends from net investment income	(0.07)	—	—	—	—	—
Distributions from capital gains	—	—	(3.71)	(14.96)	(2.41)	(4.55)
Total distributions	(0.07)	—	(3.71)	(14.96)	(2.41)	(4.55)
Net asset value, end of period	$46.70	$43.67	$38.84	$50.04	$54.36	$52.90
Total return	7.09%(2)	12.44%	(15.19)%	21.56%	7.49%	35.57%
Ratios/supplemental data
Net assets, end of period (in thousands)	$592	$671	$1,293	$3,049	$3,285	$4,292
Ratio of expenses to average net assets	1.75%(3)	1.67%	1.60%	1.44%	1.47%	1.43%
Ratio of net investment income (loss) to average net assets	(0.38%)(3)	0.06%	(0.19)%	(0.84)%	(0.55)%	(0.27)%
Portfolio turnover rate	31%(2)	107%	102%	99%	69%	88%

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

YEAR ENDED DECEMBER 31, 2023

See accompanying notes to financial statements.

39 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

(1)  Per share amounts have been calculated using the daily average shares method.

(2)  Not annualized.

(3)  Annualized.

For a share outstanding throughout each period

	Class Y
	Six Months Ended 6/30/24 (unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$47.12	$41.82	$53.42	$57.00	$55.24	$44.11
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.04)	0.14	0.04	(0.37)	(0.17)	(0.02)
Net gain (loss) on securities (both realized and unrealized)	3.44	5.16	(7.93)	11.75	4.34	15.70
Total from investment operations	3.40	5.30	(7.89)	11.38	4.17	15.68
Less distributions (note 7):
Dividends from net investment income	(0.11)	—	—	—	—	—
Distributions from capital gains	—	—	(3.71)	(14.96)	(2.41)	(4.55)
Total distributions	(0.11)	—	(3.71)	(14.96)	(2.41)	(4.55)
Net asset value, end of period	$50.41	$47.12	$41.82	$53.42	$57.00	$55.24
Total return	7.22%(2)	12.67%	(14.98)%	21.88%	7.71%	35.90%
Ratios/supplemental data
Net assets, end of period (in thousands)	$50,092	$54,301	$59,173	$105,557	$126,001	$179,349
Ratio of expenses to average net assets	1.53%(3)	1.45%	1.36%	1.19%	1.23%	1.20%
Ratio of net investment income (loss) to average net assets	(0.14%)(3)	0.32%	0.09%	(0.60)%	(0.33)%	(0.05)%
Portfolio turnover rate	31%(2)	107%	102%	99%	69%	88%

40 | Aquila Funds Trust

Additional Information (unaudited):

Statement Regarding Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end management investment companies to adopt and implement written liquidity risk management programs that are reasonably designed to assess and manage liquidity risk. Liquidity risk is defined in the rule as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. In accordance with Rule 22e-4, Aquila Funds Trust (“AFT”) has adopted a Liquidity Risk Management (“LRM”) program (the “program”). AFT’s Board of Trustees (the “Board”) has designated an LRM Committee consisting of employees of Aquila Investment Management LLC as the administrator of the program (the “Committee”).

The Board met on May 31, 2024 to review the program. At the meeting, the Committee provided the Board with a report that addressed the operation of the program and assessed its adequacy and effectiveness of implementation, and any material changes to the program (the “Report”). The Report covered the period from May 1, 2023 through March 31, 2024 (the “Reporting Period”).

During the Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure taking into account less liquid and illiquid assets.

The Committee reviewed each Fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In classifying and reviewing each Fund’s investments, the Committee considered whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity. The Committee considered the following information when determining the sizes in which each Fund would reasonably anticipate trading: historical net redemption activity, the Fund’s concentration in an issuer, shareholder concentration, Fund performance, Fund size, and distribution channels.

The Committee considered each Fund’s holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility applicable to the Funds (if any), the financial health of the institution providing the facility (if any) and the fact that the credit facility was shared among multiple Funds. The Committee also considered other types of borrowing available to the Funds, such as the ability to use interfund lending arrangements.

The Committee also performed an analysis to determine whether a Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”), and determined that the requirement to maintain an HLIM was inapplicable to the Funds because each Fund primarily holds highly liquid investments.

There were no material changes to the program during the Reporting Period. The Report provided to the Board stated that the Committee concluded that the program is reasonably designed and operated effectively throughout the Review Period.

41 | Aquila Funds Trust

AQUILA HIGH INCOME FUND

Your Fund’s Expenses (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 1/01/24	Ending(1) Account Value 6/30/24	Expenses(2) Paid During Period 1/01/24 – 6/30/24	Ending Account Value 6/30/24	Expenses(2) Paid During Period 1/01/24 – 6/30/24	Net Annualized Expense Ratio
A	$1,000	$1,026.90	$6.05	$1,018.90	$6.02	1.20%
C	$1,000	$1,022.90	$10.06	$1,014.92	$10.02	2.00%
I	$1,000	$1,025.30	$6.34	$1,018.60	$6.32	1.26%
Y	$1,000	$1,026.70	$5.04	$1,019.89	$5.02	1.00%

(1)

Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and, as such, it may not be representative of the total return for the year.

(2)

Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

42 | Aquila Funds Trust

AQUILA OPPORTUNITY GROWTH FUND

Your Fund’s Expenses (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 1/01/24	Ending(1) Account Value 6/30/24	Expenses(2) Paid During Period 1/01/24 – 6/30/24	Ending Account Value 6/30/24	Expenses(2) Paid During Period 1/01/24 – 6/30/24	Net Annualized Expense Ratio
A	$1,000	$1,070.50	$9.42	$1,015.76	$9.17	1.83%
C	$1,000	$1,067.00	$12.85	$1,012.43	$12.51	2.50%
I	$1,000	$1,070.90	$9.01	$1,016.16	$8.77	1.75%
Y	$1,000	$1,072.20	$7.88	$1,017.26	$7.67	1.53%

(1)

Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and, as such, it may not be representative of the total return for the year.

(2)

Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

43 | Aquila Funds Trust

Information Available (unaudited)

Annual and Semi-Annual Reports and Complete Portfolio Holding Schedules

Each Fund’s Annual and Semi-Annual Reports are filed with the SEC twice a year. Each Report contains a complete Schedule of Portfolio Holdings, along with full financial statements and other important financial statement disclosures. Additionally, each Fund files a complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Reports on Form N-PORT. Each Fund’s Annual and Semi-Annual Reports and N-PORT reports are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

In addition, each Fund’s Annual and Semi-Annual Reports and complete Portfolio Holdings Schedules for each fiscal quarter end are also available, free of charge, on your Fund’s website, www.aquilafunds.com (under the prospectuses & reports tab) or by calling us at 1-800-437-1000.

Portfolio Holdings Reports

In accordance with each Fund’s Portfolio Holdings Disclosure Policy, the Manager also prepares a Portfolio Holdings Report as of each quarter end, which is typically posted to each Fund’s individual page at www.aquilafunds.com by the 15th day after the end of each calendar quarter. Such information will remain accessible until the next Portfolio Holdings Report is made publicly available by being posted to www.aquilafunds.com. The quarterly Portfolio Holdings Report may be accessed, free of charge, by visiting www.aquilafunds.com or calling us at 1-800-437-1000.

Proxy Voting Record (unaudited)

During the 12-month period ended June 30, 2024, there were no proxies related to any portfolio instruments held by the Aquila High Income Fund. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website noted below. Information about how the Aquila Opportunity Growth Fund voted proxies relating to securities held in the Fund’s portfolio during the 12-month period ended June 30, 2024 is available upon request, without charge, at www.aquilafunds.com or on the SEC’s website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

This information is presented in order to comply with a requirement of the Internal Revenue Code. No current action on the part of shareholders is required.

For the calendar year ended December 31, 2023, the following percentage of the dividends and distributions paid by the Funds were taxable as follows:

	Ordinary Income	Long-Term Capital Gains
Aquila High Income Fund	100%	—

Aquila Opportunity Growth Fund	—	—

Prior to February 15, 2024, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2023 calendar year.

Founders

Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Board of Trustees

Glenn P. O’Flaherty, Chair

Diana P. Herrmann, Vice Chair

John M. Burlingame

Gary C. Cornia

Grady Gammage, Jr.

Patricia L. Moss

Officers

Diana P. Herrmann, President

Paul G. O’Brien, Senior Vice President

Pedro V. Marcal, Vice President

John P. McPeake, Vice President

David M. Schiffman, Vice President

Steven Yang, Assistant Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Anita Albano, Secretary

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY Mellon Investment Servicing (US) Inc.

118 Flanders Road

Westborough, Massachusetts 01581

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

AQL-AFTSAR-0624

ITEM 2.   CODE OF ETHICS.

Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.   INVESTMENTS

(a)                 Schedule I – Included in Item 1 above

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.   CONTROLS AND PROCEDURES

(a)	Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that the information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant has carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)	Change in Internal Controls. There have been no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

ITEM 12.   DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.   EXHIBITS

(a)(2)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)          Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA FUNDS TRUST

By:  /s/ Diana P. Herrmann

Diana P. Herrmann

Vice Chair, Trustee and President

July 19, 2024

By:  /s/ Joseph P. DiMaggio

Chief Financial Officer and Treasurer

July 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Diana P. Herrmann

Diana P. Herrmann

Vice Chair, Trustee and President

July 19, 2024

By:  /s/ Joseph P. DiMaggio

Joseph P. DiMaggio

Chief Financial Officer and Treasurer

July 19, 2024